Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and intangible assets [Abstract]
Goodwill and intangible assets

(in millions of Canadian dollars)	Goodwill	Cost	Intangible assets Accumulated amortization	Net carrying amount

Balance at December 31, 2009	$155	$52	$(5)	$47
Amortization	–	–	(1)	(1)
Foreign exchange impact	(8)	(3)	–	(3)

Balance at December 31, 2010	$147	$49	$(6)	$43
Amortization	–	–	(2)	(2)
Foreign exchange impact	3	1	–	1

Balance at December 31, 2011	$150	$50	$(8)	$42